OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2025
OTHER NON-CURRENT ASSETS
OTHER NON-CURRENT ASSETS

16.OTHER NON-CURRENT ASSETS

Other non-current assets consist of the following:

		As at December 31,
	Notes	2024	2025	2025
		RMB	RMB	US$
Deposit-long-term	i)	1,722	376	54
Advance to hospitals-noncurrent	ii)	960	1,003	143
Other long-term assets		—	2,412	345
Others	iii)	3,185	889	126
		5,867	4,680	668
i)	Impairment losses of RMB659 were provided for the balances as at December 31, 2024, and RMB109 (US$16) were reversed for the balances as at December 31, 2025.
ii)	Impairment losses of RMB77 were provided for the balances as at December 31, 2024, and RMB43 (US$6) were reversed for the balances as at December 31, 2025.
iii)	Impairment losses of RMB143 and RMB103 (US$15) were reversed for the balances as at December 31, 2024 and 2025, respectively.